Note 18 - Sale and Leaseback of Vessels (Details) (Gas Premiership and Gas Cathar [Member], USD $)	2 Months Ended	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2014
Gas Premiership and Gas Cathar [Member]
Note 18 - Sale and Leaseback of Vessels (Details) [Line Items]
Sale Leaseback Transaction, Deferred Gain, Gross	$ 780,695	$ 780,695
Sale Leaseback Transaction, Term of Lease	4 years
Sale Leaseback Transaction, Current Period Gain Recognized	4,954
Sale Leaseback Transaction, Rent Expense		$ 325,758